Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movements in number of shares, share capital, Preference Shares, contributed surplus and treasury shares
Balance at beginning of year	$ 1,509,682	$ 1,507,920	$ 1,253,037
Treasury shares distributed for awards vested or exercised in the year (Note 21)	949	53
Dividend declared deducted from Contributed surplus due to accumulated deficit	(121,071)	(99,207)	(84,527)
Balance at the end of the year	$ 1,763,134	1,509,682	1,507,920
Share capital
Share Capital
Shares authorized (in shares)	500,000,000
Par value per share (in dollar per share)	$ 0.01
Movements in number of shares, share capital, Preference Shares, contributed surplus and treasury shares
Balance at beginning of year	$ 810	810	810
Balance at the end of the year	$ 810	$ 810	$ 810
Treasury shares
Movements in number of shares, share capital, Preference Shares, contributed surplus and treasury shares
Number of shares outstanding at beginning of year	431,773	496,627	500,000
Balance at beginning of year	$ (10,861)	$ (12,491)	$ (12,576)
Treasury shares distributed for awards vested or exercised in the year (in shares)	(156,532)	(64,854)	(3,373)
Treasury shares distributed for awards vested or exercised in the year (Note 21)	$ 3,901	$ 1,630	$ 85
Number of shares outstanding at end of year	275,241	431,773	496,627
Balance at the end of the year	$ (6,960)	$ (10,861)	$ (12,491)
Contributed surplus
Movements in number of shares, share capital, Preference Shares, contributed surplus and treasury shares
Balance at beginning of year	966,974	1,020,292	923,470
Issuance of Preference Shares (Note 4)			110,607
Dividend declared deducted from Contributed surplus due to accumulated deficit	(55,208)	(53,318)	(13,785)
Balance at the end of the year	$ 911,766	$ 966,974	$ 1,020,292
Common Units/Shares
Movements in number of shares, share capital, Preference Shares, contributed surplus and treasury shares
Number of shares outstanding at beginning of year	80,561,353	80,496,499	80,493,126
Treasury shares distributed for awards vested or exercised in the year (in shares)	156,532	64,854	3,373
Number of shares outstanding at end of year	80,717,885	80,561,353	80,496,499
Common Units/Shares | Share capital
Share Capital
Par value per share (in dollar per share)	$ 0.01	$ 0.01
Movements in number of shares, share capital, Preference Shares, contributed surplus and treasury shares
Units/Shares issued to Underwriters	80,717,885	80,561,353
Preference Units/Shares
Movements in number of shares, share capital, Preference Shares, contributed surplus and treasury shares
Number of shares outstanding at beginning of year	4,600,000	4,600,000
Balance at beginning of year	$ 46	$ 46
Issuance of Preference Shares (Note 4)			$ 46
Issuance of Preference Shares (Note 4) (in shares)			4,600,000
Units/Shares issued to Underwriters	4,600,000	4,600,000
Number of shares outstanding at end of year	4,600,000	4,600,000	4,600,000
Balance at the end of the year	$ 46	$ 46	$ 46